Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018